Document and Entity Information	12 Months Ended
Jun. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 29, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jun 29, 2012
Prospectus Date	Jun 29, 2012

Russell U.S. Strategic Equity Fund
RISK/RETURN SUMMARY RUSSELL U.S. STRATEGIC EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 23 and 25, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 16 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Strategic Equity Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Strategic Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	[1]	0.34%	0.59%	0.59%	0.34%
Total Annual Fund Operating Expenses	[1]	1.34%	2.09%	1.34%	1.09%
Less Fee Waivers and Expense Reimbursements	[1]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Annual Fund Operating Expenses	[1]	1.12%	1.87%	1.12%	0.87%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
              This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

              The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Strategic Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	689	190	114	89
3 Years	977	633	402	324

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has no Shares outstanding, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Certain of the Fund’s money managers employ a limited long-short strategy pursuant to which they sell securities short. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
              An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management. The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund’s portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
              Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jun 29, 2012
Russell U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY RUSSELL U.S. STRATEGIC EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 23 and 25, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 16 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has no Shares outstanding, it does not have a portfolio turnover rate at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

              The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Certain of the Fund’s money managers employ a limited long-short strategy pursuant to which they sell securities short. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management. The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund’s portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
              Please refer to the “Risks” section in the Fund’s Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell U.S. Strategic Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	977
Russell U.S. Strategic Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	633
Russell U.S. Strategic Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	402
Russell U.S. Strategic Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	324

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jun 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012